Document And Entity Information	12 Months Ended
Dec. 31, 2022
Document Information Line Items
Entity Registrant Name	RUMBLE INC.
Document Type	POS AM
Amendment Flag	true
Amendment Description	On October 19, 2022, the registrant filed a Registration Statement on Form S-1 (Registration No. 333-267936), which was subsequently amended on October 19, 2022 and November 4, 2022 and declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on November 14, 2022 (the “Registration Statement”).This post-effective amendment is being filed to update the Registration Statement to include information contained in the registrant’s Annual Report on Form 10-K for the year ended December 31, 2022 as filed on March 30, 2023 and certain other information in such Registration Statement.No additional securities are being registered under this post-effective amendment. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Entity Central Index Key	0001830081
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-1087461